FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 18,325	$ 27,113	$ 21,607
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expenses	1,949	9,153	930
Changes in assets and liabilities:
Prepaid expenses and other current assets	(10,069)	(5,300)	(1,193)
Accrued expenses and other current liabilities	3,979	2,123	2,884
Net cash generated from (used in) operating activities	43,602	41,097	34,303
CASH FLOWS FROM INVESTING ACTIVITIES
Loan provided to a related party	(4,719)		(4,306)
Repayment of loan provided to a related party		1,291	3,483
Payment for long-term investments	(204,414)
Payment of loan receivable	(1,000)	(740)
Payments for business acquisitions	(37,249)	(56,654)	(41,311)
Net cash used in investing activities	(261,533)	(147,062)	(96,714)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible redeemable preferred shares			25,181
Proceeds from redesignation of Class A common shares			612
Proceeds from redesignation of convertible redeemable preferred shares			669
Payment for convertible preferred shares transaction professional fees			(2,847)
Proceeds from issuance of common shares upon initial public offering		135,819
Proceeds from issuance of common shares upon Green Shoe		13,399
Payments of initial public offering expenses		(3,574)
Proceeds from exercise of share options	8,035	824
Payments for business acquisitions	(1,853)	(1,329)	(3,010)
Repayment of convertible loan			(2,000)
Net cash provided by financing activities	237,465	173,570	29,342
Net increase (decrease) in cash and cash equivalent	10,775	67,115	(32,933)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	97,336	30,221	63,154
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	108,111	97,336	30,221
PARENT COMPANY
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	18,325	27,113	21,607
Adjustments to reconcile net income to net cash provided by operating activities:
Investment income from subsidiaries	(23,303)	(37,639)	(24,071)
Share-based compensation expenses	1,949	9,153	930
Changes in assets and liabilities:
Prepaid expenses and other current assets	775	(410)	(315)
Amount due from related parties	(27,675)	(103,142)	(17,732)
Accrued expenses and other current liabilities	(494)	3,349	(2,409)
Net cash generated from (used in) operating activities	(30,423)	(101,576)	(21,990)
CASH FLOWS FROM INVESTING ACTIVITIES
Loan provided to a related party			(3,000)
Repayment of loan provided to a related party			3,000
Payment for long-term investments	(24,500)
Investment in subsidiaries	(6,000)
Payment of loan receivable	(1,000)	(740)
Payments for business acquisitions		(2,417)	(32,978)
Net cash used in investing activities	(31,500)	(3,157)	(32,978)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible redeemable preferred shares			25,181
Proceeds from redesignation of Class A common shares			669
Proceeds from redesignation of convertible redeemable preferred shares			612
Payment for convertible preferred shares transaction professional fees			(2,847)
Proceeds from issuance of common shares upon initial public offering		135,819
Proceeds from issuance of common shares upon Green Shoe		13,399
Payments of initial public offering expenses		(2,276)
Proceeds from exercise of share options	8,035	824
Payments for business acquisitions		(1,087)
Repayment of convertible loan			(2,000)
Net cash provided by financing activities	8,035	146,679	21,615
Net increase (decrease) in cash and cash equivalent	(53,888)	41,946	(33,353)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	55,883	13,937	47,290
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 1,995	$ 55,883	$ 13,937